Offerings - Offering: 1	May 11, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	Each share of common stock registered hereunder includes an associated right (the "Rights") as set forth in the Second Amended and Rights Agreement, dated as of April 9, 2026, between the registrant and Computershare Trust Company, N.A., as rights agent (the "Rights Agreement"). Rights are attached to the shares of common stock, will not be offered separately, and are not exercisable until the occurrence of certain events specified in the Rights Agreement. The value attributable to the Rights, if any, is reflected in the value of the common stock. The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement on Form S-3 (Registration No. 333-292313), which was filed with the Securities and Exchange Commission on December 19, 2025.